DEBT, Annual Maturities of Term Loan (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 01, 2017	Jan. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2018	Aug. 31, 2017
Annual Maturities of Term Loan [Abstract]
Long-term debt, gross			$ 120,000	$ 115,788	$ 120,000	$ 115,788
Unamortized portion of debt origination costs			3,400	4,300	3,400	4,300
Amortization of debt issuance costs				$ 335	4,448	$ 335
Write-off of unamortized debt origination costs	$ 1,900		3,500		3,500
Predecessor [Member]
Annual Maturities of Term Loan [Abstract]
Amortization of debt issuance costs		$ 39					$ 2,671
Write-off of unamortized debt origination costs							$ 2,300
Credit Agreement [Member]
Annual Maturities of Term Loan [Abstract]
Capitalized debt issuance costs								$ 3,500	$ 4,700
Credit Agreement [Member] | Predecessor [Member]
Annual Maturities of Term Loan [Abstract]
Capitalized debt issuance costs		$ 0
MC Credit Partners [Member]
Annual Maturities of Term Loan [Abstract]
2019			4,500		4,500
2020			6,750		6,750
2021			6,750		6,750
2022			9,000		9,000
2023			63,000		63,000
Long-term debt, gross			$ 90,000		$ 90,000